Related undertakings (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
3.6 GHz Spectrum Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
AAPT Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
ACN 088 889 230 Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
ACN 139 798 404 Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Adam Internet Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Adam Internet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Agile Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Alchemyit Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Chariot Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Chime Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Connect West Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Destra Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Digiplus Contracts Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Digiplus Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Digiplus Investments Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Digiplus Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
H3GA Properties (No.3) Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
iiNet Labs Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
iiNet Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Internode Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
IntraPower Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Intrapower Terrestrial Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
IP Group Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
IP Services Xchange Pty Ltd [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Kooee Communications Pty Ltd [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Kooee Mobile Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Mercury Connect Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Mobile JV Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Mobileworld Communications Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Mobileworld Operating Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Netspace Online Systems Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Numillar IPS Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
PIPE International (Australia) Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
PIPE Networks Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
PIPE Transmission Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
PowerTel Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Request Broadband Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Soul Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Soul Contracts Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Soul Pattinson Telecommunications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
SPT Telecommunications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
SPTCom Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Telecom Enterprises Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Telecom New Zealand Australia Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Corporation Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Energy Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Finance Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Internet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG JV Company Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Network Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TPG Telecom Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TransACT Capital Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TransACT Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TransACT Victoria Communications Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
TransACT Victoria Holdings Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Trusted Cloud Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Trusted Cloud Solutions Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Value Added Network Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vision Network Pty Ltd [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Foundation Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Hutchison Receivables Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Hutchison Spectrum Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Network Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vodafone Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
VtalkVoip Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Westnet Pty Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Utiq S.A
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25
PPC 1 Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Vantage Towers s.r.o.4
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
COOP Mobil s.r.o.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	33.33
Wataneya Telecommunications S.A.E
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
MNP Deutschland Gesellschaft Burgerlichen Rechts
Subsidiaries
Percentage of ownership interest in associate or join arrangement	33.33
OXG Glasfaser Beteiligungs-GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
OXG Glasfaser GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Verwaltung "Urbana Teleunion" Rostock GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Oak Holdings 1 GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Oak Holdings 2 GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Oak Holdings GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Oak Renewables GmbH
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vantage Towers AG
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Vantage Towers Erste Verwaltungsgesellschaft GmbH [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Vantage Towers Single Member Societe Anonyme4
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Safenet N.P,A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	33.29
Tilegnous IKE
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.97
Victus Networks S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	49.94
Vantage Towers Zrtkren Mkd Rszvnytrsasg4
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Vodafone Foundation
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.03
Vodafone Idea Shared Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone Idea Technology Solutions Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone m-pesa Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
You Broadband India Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone Idea Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone Idea Manpower Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.1
Vodafone Idea Business Services Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone Idea Communications Systems Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vodafone Idea Telecom Infrastructure Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	24.39
Vantage Towers Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Siro DAC
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Siro JV Holdco Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Infrastrutture Wireless Italiane S.p.A
Subsidiaries
Percentage of ownership interest in associate or join arrangement	16.79
M-PESA Holding Co. Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	27.74
Safaricom PLC [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	27.74
Safaricom MPESA Mobile Financial Services Plc [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	18.07
Safaricom Telecommunications Ethiopia Private Limited Company [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	18.07
M-PESA Africa Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	46.42
Tomorrow Street SCA
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Antennelocaties B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Libertel B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Esprit Telecom B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Financial Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Nederland Holding I B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Nederland Holding II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VodafoneZiggo Employment B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Ziggo Group B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VodafoneZiggo Group Holding B.V. [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VZ Financing I B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VZ Financing II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VZ FinCo B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VZ PropCo B V
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
VZ Secured Financing B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Deelnemingen B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Netwerk II B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Real Estate B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Services Employment B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Services Netwerk 2 B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Zakelijk Services B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
ZUM B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Liberty Global Content Netherlands B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Global Partnership for Ethiopia B.V. [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	18.07
Central Tower Holding Company B.V.4
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Ziggo Bond Company B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Ziggo Netwerk B.V.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vantage Towers, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Dualgrid Gesto de Redes Partilhadas, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Sport TV Portugal, S.A.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25
Vantage Towers S.R.L.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Netgrid Telecom SRL
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Autoconnex Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	35
Waterberg Lodge (Proprietary) Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	32.55
AfriGis(Pty) Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	21.16
Canard Spatial Technologies(Pty) Ltd
Subsidiaries
Percentage of ownership interest in associate or join arrangement	21.16
M-Pesa S.A (Proprietary) Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	46.42
Vantage Towers, S.L.U.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	44.66
Vodacom Trust Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	48.82
FGS Bilgi Islem Urunler Sanayi ve Ticaret AS
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Red Haven Veri Merkezi Anonim Sirketi [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Digital Mobile Spectrum Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25
VodaFamily Ethiopia Holding Company Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	31.47
Cable and Wireless Trade Mark Management Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Cornerstone Telecommunications Infrastructure Limited [Member]
Subsidiaries
Percentage of ownership interest in associate or join arrangement	22.33
Vodafone Hutchison Australia Pty Limited
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
PPC 1 (US) Inc.
Subsidiaries
Percentage of ownership interest in associate or join arrangement	25.05
Ziggo Financing Partnership
Subsidiaries
Percentage of ownership interest in associate or join arrangement	50
Vodafone Albania Sh.A
Subsidiaries
Ownership interest in subsidiary	100.00%
VOIS Albania ShpK
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone Enterprise Australia Pty Limited [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Austria GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Bahrain W.L.L.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Belgium SA/NV
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Empress Brasil Telecomunicacoes Ltda
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Servicos Empresariais Brasil Ltda
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Bulgaria EOOD
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Canada Inc.
Subsidiaries
Ownership interest in subsidiary	100.00%
CGP Investments (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Communications Technical Service (Shanghai) Co, Ltd. Beijing Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Communications Technical Services (Shanghai) Co. Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Technologies (Beijing) Co, Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodacom Congo (RDC) SA
Subsidiaries
Ownership interest in subsidiary	33.20%
Vodacash S.A
Subsidiaries
Ownership interest in subsidiary	33.20%
Vodafone Evde Operations Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Mobile Operations Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Nadace Vodafone esk Republika
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Czech Republic A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Oskar Mobil S.R.O.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Europe (UK) Limited - Czech Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Zavisova Real Estate, s.r.o.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Denmark A/S
Subsidiaries
Ownership interest in subsidiary	100.00%
Starnet
Subsidiaries
Ownership interest in subsidiary	35.81%
Sarmady Communications
Subsidiaries
Ownership interest in subsidiary	35.82%
Vodafone International Services LLC
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone Egypt Telecommunications S.A.E. [Member]
Subsidiaries
Ownership interest in subsidiary	35.82%
Vodafone Data
Subsidiaries
Ownership interest in subsidiary	35.81%
Vodafone For Trading
Subsidiaries
Ownership interest in subsidiary	35.78%
Vodafone Enterprise Finland OY
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Telematics Development S.A.S
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive France S.A.S
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise France SAS
Subsidiaries
Ownership interest in subsidiary	100.00%
Apollo Submarine Cable System Ltd French Branch [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Deutschland GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Germany GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Services GmbH
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone Towers Germany GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Stiftung Deutschland Gemeinnutzige GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone West GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
KABELCOM Braunschweig Gesellschaft Fur BreitbandkabelKommunikation Mit Beschrnkter Haftung [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Grandcentrix GmbH
Subsidiaries
Ownership interest in subsidiary	100.00%
Urbana Teleunion Rostock GmbH & Co.KG
Subsidiaries
Ownership interest in subsidiary	70.00%
KABELCOM Wolfsburg Gesellschaft Fur BreitbandkabelKommunikation mit beschrankter Haftung [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Innovus S.A
Subsidiaries
Ownership interest in subsidiary	99.87%
Fiber2All S.A.
Subsidiaries
Ownership interest in subsidiary	99.87%
Vodafone-Panafon Hellenic Telecommunications Company S.A.
Subsidiaries
Ownership interest in subsidiary	99.87%
360 Connect S.A.
Subsidiaries
Ownership interest in subsidiary	99.87%
Silver Stream Investments Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
VBA Holdings Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
VBA International Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodafone Enterprise Hong Kong Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
VSSB Vodafone Shared Services Budapest Private Limited Company
Subsidiaries
Ownership interest in subsidiary	85.71%
Cable & Wireless Networks India Private Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable and Wireless (India) Limited - Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable and Wireless Global (India) Private Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Omega Telecom Holdings Private Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone India Services Private Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Services Private Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Usha Martin Telematics Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International Financing Designated Activity Company
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Network Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Global Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Services Ireland Limited
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone Ireland Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Ireland Retail Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Italia S.p.A
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Electronic Systems S.r.L
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive SpA
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Telematics Srl
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Italy S.r.L
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone IoT Italy, S.R.L.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Servizi E Tecnologie S.R.L.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive Japan K.K
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Enterprise (Japan) K.K.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise U.K. (Japanese Branch)
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International 2 Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Kenya Limited
Subsidiaries
Ownership interest in subsidiary	69.46%
Vodacom Business (Kenya) Limited
Subsidiaries
Ownership interest in subsidiary	52.08%
Vodafone Enterprise Korea Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
VCL Financial Services (Pty) Ltd
Subsidiaries
Ownership interest in subsidiary	52.08%
Vodacom Lesotho (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	52.08%
Tomorrow Street GP S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Luxembourg S.A.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International 1 S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International M S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Investments Luxembourg S.a.r.l. [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Luxembourg S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Procurement Company S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Roaming Services S.a r.l.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Enterprise (Malaysia) Sdn Bhd
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Insurance Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Mobile Wallet VM15
Subsidiaries
Ownership interest in subsidiary		65.10%
Mobile Wallet VM25
Subsidiaries
Ownership interest in subsidiary		65.10%
VBA (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary		65.10%
Vodacom International Limited
Subsidiaries
Ownership interest in subsidiary		65.10%
Al-Amin Investments Limited
Subsidiaries
Ownership interest in subsidiary		100.00%
Array Holdings Limited
Subsidiaries
Ownership interest in subsidiary		100.00%
Asian Telecommunication Investments (Mauritius) Limited
Subsidiaries
Ownership interest in subsidiary		100.00%
CCII (Mauritius), Inc.
Subsidiaries
Ownership interest in subsidiary	100.00%
CGP India Investments Ltd.
Subsidiaries
Ownership interest in subsidiary		100.00%
Euro Pacific Securities Ltd.
Subsidiaries
Ownership interest in subsidiary	100.00%
Mobilvest
Subsidiaries
Ownership interest in subsidiary	100.00%
Prime Metals Ltd.
Subsidiaries
Ownership interest in subsidiary	100.00%
Trans Crystal Ltd.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Mauritius Ltd.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Telecommunications (India) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Tele-Services (India) Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Empresa Mexico S.de R.L. de C.V.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodacom Mocambique, SA
Subsidiaries
Ownership interest in subsidiary	55.33%
Vodafone M-Pesa, S.A
Subsidiaries
Ownership interest in subsidiary	55.33%
Vodafone Enterprise Netherlands BV
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Europe B.V.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International Holdings B.V.
Subsidiaries
Ownership interest in subsidiary	100.00%
IOT.NXT B.V.5
Subsidiaries
Ownership interest in subsidiary	42.32%
IoT.nxt EMENA B.V
Subsidiaries
Ownership interest in subsidiary	42.32%
IoT.nxt Europe BV5
Subsidiaries
Ownership interest in subsidiary	42.32%
Vodafone Enterprise Hong Kong Limited - New Zealand Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Norway AS
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Services LLC
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Business Poland sp. z o.o
Subsidiaries
Ownership interest in subsidiary	100.00%
Oni Way - Infocomunicacoes, S.A.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Spain, S.L.U. - Portugal Branch
Subsidiaries
Ownership interest in subsidiary
Vodafone IoT Portugal, Unipessoal Lda.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Portugal - Comunicacoes Pessoais, S.A.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Solutions, Unipessoal LDA
Subsidiaries
Ownership interest in subsidiary	100.00%
UPC Services S.R.L. (in process of liquidation)
Subsidiaries
Ownership interest in subsidiary	100.00%
Evotracking SRL
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone External Services S.R.L
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Foundation
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Romania S.A
Subsidiaries
Ownership interest in subsidiary	100.00%
UPC Foundation
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Romania Technologies SRL
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone Romania M-Payments SRL
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless CIS Svyaz LLC
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Equipment Limited Ogranak u Beogradu - Serbia Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Singapore Pte.Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Network Limited - organizačná zložka (Slovakia Branch)
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Czech Republic A.S. - Slovakia Branch
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Holdings (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Investments (SA) Proprietary Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
10T Holdings Proprietary Limited [Member]
Subsidiaries
Ownership interest in subsidiary	42.32%
IoT.nxt (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	42.32%
IOT.nxt Development (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	42.32%
MAST Services Proprietary Limited5
Subsidiaries
Ownership interest in subsidiary	65.10%
Infinity Services Partner Company
Subsidiaries
Ownership interest in subsidiary	65.10%
Jupicol (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	45.57%
Mezzanine Ware Proprietary Limited (RF)
Subsidiaries
Ownership interest in subsidiary	58.59%
Motifpros 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Nexio (Proprietary) Limited [Member]
Subsidiaries
Ownership interest in subsidiary	33.20%
Sphinx Investment Holding Company (RF) (Proprietary) Limited [Member]
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Business Africa Group (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Business Africa SA (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Financial Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Group Limited [Member]
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Insurance Administration Company (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Insurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom International Holdings (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Life Assurance Company (RF) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Payment Services (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Properties No 1 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom Properties No.2 (Pty) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Wheatfields Investments 276 (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
XLink Communications (Proprietary) Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodafone Automotive Iberia S.L
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Spain SLU
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Intelligent Solutions Espana, S.L.U.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone IoT Spain, S.L.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Sweden AB
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Switzerland AG
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Enterprise Taiwan Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
M-Pesa Limited
Subsidiaries
Ownership interest in subsidiary	48.82%
Shared Networks Tanzania Limited
Subsidiaries
Ownership interest in subsidiary	48.82%
Vodacom Tanzania Public Limited Company [Member]
Subsidiaries
Ownership interest in subsidiary	48.82%
Gateway Communications Tanzania Limited
Subsidiaries
Ownership interest in subsidiary	64.45%
Smile Communications Tanzania Limited [Member]
Subsidiaries
Ownership interest in subsidiary	48.82%
Vodafone Business Siam Co., Ltd.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Bilgi Ve Iletisim Hizmetleri AS
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Dagitim, Servis ve Icerik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Holding A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Kule ve Altyapi Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Mall Ve Elektronik Hizmetler Ticaret AS
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Net Iletisim Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Telekomunikasyon A.S
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Teknoloji Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Finansman A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Elektronik Para Ve Odeme Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Sigorta Aracilik Hizmetleri A.S.
Subsidiaries
Ownership interest in subsidiary	100.00%
VOIS Turkey Akilli Cozmler Limited Sirketi [Member]
Subsidiaries
Ownership interest in subsidiary	85.71%
LLC Vodafone Enterprise Ukraine
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodacom Fintech Services FZ-LLC5
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodafone Enterprise Europe (UK) Limited - DUBAI BRANCH
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodacom Business Africa Group Services Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Vodacom UK Limited
Subsidiaries
Ownership interest in subsidiary	65.10%
Thus Group Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Thus Group Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone (Scotland) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
IoT Nxt UK Limited
Subsidiaries
Ownership interest in subsidiary	42.32%
Energis (Ireland) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Apollo Submarine Cable System Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless Aspac Holdings Limited
Subsidiaries
Ownership interest in subsidiary
Cable & Wireless CIS Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless Communications Data Network Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless Europe Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless Global Telecommunication Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless UK Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable & Wireless Worldwide Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable and Wireless (India) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Cable and Wireless Nominee Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Central Communications Group Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Energis Communications Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Energis Squared Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
London Hydraulic Power Company
Subsidiaries
Ownership interest in subsidiary	100.00%
Navtrak Ltd
Subsidiaries
Ownership interest in subsidiary	100.00%
Project Telecom Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Rian Mobile Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Talkmobile Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
The Eastern Leasing Company Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Thus Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone 2.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Automotive UK Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Consolidated Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Corporate Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone DC Pension Trustee Company Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Distribution Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Corporate Secretaries Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Equipment Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise Europe (UK) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Enterprise U.K.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone European Investments
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Finance Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Finance Management
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Enterprise Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group (Directors) Trustee Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Pension Trustee Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Services No.2 Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Group Share Trustee Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International 2 Limited UK Branch [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone International Operations Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Investments Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone IoT UK Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone IP Licensing Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Mobile Network Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Nominees Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Oceania Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Overseas Finance Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Partner Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Retail (Holdings) Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Sales & Services Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Shared Operations Limited
Subsidiaries
Ownership interest in subsidiary	85.71%
Proportion of voting rights held in subsidiary	20.00%
Vodafone Shared Services UK Limited
Subsidiaries
Ownership interest in subsidiary	85.71%
Vodafone UK Investments Limited [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone UK Trading Holdings Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Ventures Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodaphone Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
Your Communications Group Limited
Subsidiaries
Ownership interest in subsidiary	100.00%
IoT nxt USA Inc
Subsidiaries
Ownership interest in subsidiary	42.32%
Cable & Wireless Americas Systems, Inc.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Americas Virginia Inc.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone US Inc.
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Americas Foundation
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone IoT Incorporated
Subsidiaries
Ownership interest in subsidiary	100.00%
Fiber2All Holdings S.A [Member]
Subsidiaries
Ownership interest in subsidiary	99.87%
Isys Professional SRL [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Vodafone Global Connect S. r.l. [Member]
Subsidiaries
Ownership interest in subsidiary	100.00%
Sarmady Middle East FZE [Member]
Subsidiaries
Ownership interest in subsidiary	35.82%